Organization and Business Description	6 Months Ended
Mar. 31, 2025
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

Note 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Golden Sun Health Technology Group Limited (“Golden Sun”), is an exempted company that was incorporated under the laws of Cayman Islands on September 20, 2018 that serves as a holding company with no material operations of its own. Golden Sun, through its subsidiaries in the People’s Republic of China (“China” or “PRC”) (the PRC subsidiaries and Golden Sun collectively, the “Company”), is primarily engaged in the provision of education services and e-commerce services in the PRC. Beginning in late 2023, in addition to providing foreign language tutorial and training services, the Company initiated a strategic expansion to the e-commerce and health related product sales. Beginning in late 2024, the Company expanded into the cultural tourism industry through its newly established subsidiary Shanghai Fuyang Cultural and Tourism Development Co., Ltd. on September 5, 2024.

As of March 31, 2025, the Company’s subsidiaries are as follows:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
Hong Kong Jintaiyang International Education Holding Group Limited (“Golden Sun Hong Kong”)	June 23, 2017	Hong Kong, PRC	100%	Investment Holding
Golden Sun (SH) Cultural and Tourism Research Institute Limited (“Golden Sun (SH)”)	April 3, 2023	Hong Kong, PRC	100%	Investment Holding
Zhejiang Golden Sun Education Technology Group Co., Ltd. (“Golden Sun Wenzhou” or “WFOE”)	October 24, 2018	PRC	100%	Education and management service
Wenzhou City Ouhai District Yangfushan Culture Tutorial School (“Yangfushan Tutorial”)	May 5, 2008	PRC	100%	Tutorial service
Shanghai Golden Sun Gongyu Education Technology Co., Ltd. (“Gongyu Education”) (a)	September 15, 2017	PRC	100%	Education and management service
Shanghai Xianjin Technology Development Co., Ltd. (“Xianjin Technology”) (a)	February 20, 2012	PRC	85%	Education service
Shanghai Zhouzhi Culture Development Co., Ltd (“Zhouzhi Culture”) (a)	December 11, 2012	PRC	100%	Tutorial service
Hangzhou Jicai Education Technology Co. Ltd., (“Hangzhou Jicai”) (a)	April 10, 2017	PRC	100%	Tutorial service
Shanghai Yangpu District Jicai Tutorial School (“Shanghai Jicai”) (c)	March 13, 2001	PRC	100%	Tutorial service
Shanghai Hongkou Practical Foreign Language School (“Hongkou Tutorial”) (a)	February 6, 2004	PRC	76.5%	Tutorial service
Wenzhou Lilong Network Technology Co., Ltd. (“Lilong Network”) (b)	December 17, 2019	PRC	100%	Education logistics and accommodation service
Shanghai Qinshang Education Technology Co., Ltd (“Qinshang Education”) (a)	December 12, 2019	PRC	100%	Educational training service
Shanghai Fuyouyuan Health Technology Co., Ltd, (“Fuyouyuan”) (d)	March 7, 2023	PRC	100%	Health business
Shanghai Jinheyu Biotechnology Co., Ltd. (“Shanghai Jinheyu”) (a)	August 15, 2023	PRC	51%	Health business
Zhejiang Golden Sun Selection Technology Co., Ltd. (“Golden Sun Selection”)	November 17, 2023	PRC	100%	E-commerce service
Shanghai Fuyang Cultural and Tourism Development Co., Ltd. (“Fuyang”)	September 5, 2024	PRC	51%	Cultural and Tourism

(a)	On July 6, 2025, the Company’s PRC subsidiary, Golden Sun Wenzhou, signed an agreement with a third party to sell 100% equity interests of its wholly-owned subsidiary, Gongyu Education, and its subsidiaries, for a total consideration of approximately $689,018 (RMB5,000,000). The transaction was closed on July 21, 2025 (details refer to Note 4).

(b)	Lilong Network formerly known as Wenzhou Lilong Logistics Services Co., Ltd., changed its name on June 19, 2025.

(c)	The Company’s Board of Directors approved the cessation of business operations of Shanghai Jicai on September 7, 2023. The deregistration was completed on December 9, 2024.

(d)	On March 19, 2025, the other shareholder of Fuyouyuan transferred all of his equity interests to the Company for a price of nil, as Fuyouyuan had not yet commenced operations.

Basis of Preparation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”). Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting only of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six months ended March 31, 2025 and 2024 are not necessarily indicative of the results that may be expected for the full year. The information included in this interim report should be read in conjunction with the financial statements and notes thereto included in Golden Sun’s annual financial statements for the fiscal year ended September 30, 2024 filed with the SEC on February 14, 2025.

The unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances are eliminated upon consolidation.

Non-controlling interests

Non-controlling interest represents the portion of the net assets of subsidiaries attributable to interests that are not owned or controlled by the Company. The non-controlling interest is presented in the unaudited condensed consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interest’s operating results are presented on the face of the unaudited condensed consolidated statements of operations and comprehensive loss as an allocation of the total income for the year between non-controlling shareholders and the shareholders of the Company. As of March 31, 2025 and September 30, 2024, non-controlling interests represented non-controlling shareholders’ proportionate share of the equity interests in Hongkou Tutorial, Xianjin Technology, Fuyouyuan, Shanghai Jinheyu and Fuyang.

Segment reporting

ASC 280, Segment Reporting, (“ASC 280”), establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers.

Based on the criteria established by ASC 280, the Company’s chief operating decision makers (“CODM”) have been identified as the Company’s executive officers, who review consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company currently operates in two reportable operating segments: (i) education, and (ii) e-commerce. As the Company’s long-lived assets are substantially located in China, no geographical segments are presented.

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statement with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.